Tangible Fixed Assets and Vessels Under Construction (Details) $ in Thousands		6 Months Ended
	Jun. 30, 2021 USD ($) m³	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, plant and equipment
Vessels pledged as collateral	$ 5,298,085	$ 5,298,085	$ 5,001,174
Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period		5,028,509
Balance, at the end of the period	5,326,990	5,326,990
Vessels
Property, plant and equipment
Balance, at the beginning of the period		5,001,174
Balance, at the end of the period	5,298,085	5,298,085
Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period		27,335
Balance, at the end of the period	28,905	28,905
Vessels under construction
Property, plant and equipment
Balance, at the beginning of the period		132,839
Balance, at the end of the period	$ 78,692	78,692
Hull No. 2312 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³	180,000
Cost | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period		6,111,421
Additions		13,536
Transfer from vessels under construction		375,710
Fully amortized fixed assets		(8,626)
Balance, at the end of the period	$ 6,492,041	6,492,041
Cost | Vessels
Property, plant and equipment
Balance, at the beginning of the period		6,078,041
Additions		11,647
Transfer from vessels under construction		375,710
Fully amortized fixed assets		(8,626)
Balance, at the end of the period	6,456,772	6,456,772
Cost | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period		33,380
Additions		1,889
Balance, at the end of the period	35,269	35,269
Cost | Vessels under construction
Property, plant and equipment
Balance, at the beginning of the period		132,839
Additions		321,563
Transfer from vessels under construction		(375,710)
Balance, at the end of the period	78,692	78,692
Accumulated depreciation and impairment | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period		(1,082,912)
Depreciation expense		(90,765)
Fully amortized fixed assets		8,626
Balance, at the end of the period	(1,165,051)	(1,165,051)
Accumulated depreciation and impairment | Vessels
Property, plant and equipment
Balance, at the beginning of the period		(1,076,867)
Depreciation expense		(90,446)
Fully amortized fixed assets		8,626
Balance, at the end of the period	(1,158,687)	(1,158,687)
Accumulated depreciation and impairment | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period		(6,045)
Depreciation expense		(319)
Balance, at the end of the period	$ (6,364)	$ (6,364)